Form N-1A Supplement	Feb. 18, 2026
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
SPDR SERIES TRUST
SPDR® Bloomberg Enhanced Roll Yield Commodity Strategy No K‑1 ETF
(the “Fund”)
Supplement dated February 18, 2026 to the Prospectus, Summary Prospectus and
Statement of Additional Information (“SAI”), each dated March 1, 2025, as may be supplemented from time to time
Effective March 1, 2026 (the “Effective Date”), the name of the Fund will change.
Accordingly, as of the Effective Date, all references to the Fund’s name in the Prospectus,
Summary Prospectus and SAI will be updated as follows:

Current Fund Name	New Fund Name
SPDR® Bloomberg Enhanced Roll Yield Commodity Strategy No K‑1 ETF	State Street® SPDR® Bloomberg Enhanced Roll Yield Commodity Strategy No K‑1 ETF
This change will not result in any changes to the Fund’s Investment Objective,
Principal Investment Strategies or Principal Risks of Investing in the Fund.

SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No K-1 ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
SPDR SERIES TRUST
SPDR® Bloomberg Enhanced Roll Yield Commodity Strategy No K‑1 ETF
(the “Fund”)
Supplement dated February 18, 2026 to the Prospectus, Summary Prospectus and
Statement of Additional Information (“SAI”), each dated March 1, 2025, as may be supplemented from time to time
Effective March 1, 2026 (the “Effective Date”), the name of the Fund will change.
Accordingly, as of the Effective Date, all references to the Fund’s name in the Prospectus,
Summary Prospectus and SAI will be updated as follows:

Current Fund Name	New Fund Name
SPDR® Bloomberg Enhanced Roll Yield Commodity Strategy No K‑1 ETF	State Street® SPDR® Bloomberg Enhanced Roll Yield Commodity Strategy No K‑1 ETF
This change will not result in any changes to the Fund’s Investment Objective,
Principal Investment Strategies or Principal Risks of Investing in the Fund.